COMMON STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)				3 Months Ended							9 Months Ended	12 Months Ended
	Jul. 02, 2022	Jan. 02, 2022	Jan. 04, 2021	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 21, 2022	Feb. 03, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				$ 32,728	$ 25,000						$ 98,945
Share price						$ 3								$ 4	$ 4
Options [Member] | Former Staff [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non qualified stock options forfeited							110,000		8,922
Proceeds from issuance or sale of equity									$ 63,860
Options [Member] | Two Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non qualified stock options forfeited						80,000
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares expired					1,228,875						67,500	1,228,875	232,517
Warrant [Member] | Seven Holder [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercised									205,574
Warrant exercise price									$ 7.70
Total common stock									50,588
Warrant [Member] | Seven Holder [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price									$ 9.25
Warrant [Member] | Seven Holder [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price									$ 11.14
Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted						20,000		665,000
Strike price						$ 6.41
Stock option plan expense	$ 33,096	$ 1,596,804
Stock-based compensation expense												$ 819,191
Unamortized expense					$ 426,004							$ 426,004
Total compensation cost for stock options not yet recognized, period												2 years
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted										20,000
Strike price										$ 4.32
Stock option plan expense			$ 52,758
Stock-based compensation expense										$ 7,685
Unamortized expense										$ 45,073
Total compensation cost for stock options not yet recognized, period										2 years 9 months